Average Annual Total Returns{- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund Retail PRO-13 - Fidelity® Balanced Fund	Fidelity Balanced Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Balanced Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Balanced Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Balanced Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Balanced Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Balanced Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Balanced Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Balanced Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Balanced Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0408 Past 1 year	F0408 Past 5 years	F0408 Past 10 years
Total	22.43%	12.75%	10.82%	20.41%	10.85%	9.06%	14.14%	9.58%	8.25%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%